STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS' EQUITY
4. STOCKHOLDERS’ EQUITY
Reverse Stock Split
On April 23, 2024, the Company effected the Reverse Stock Split of its shares of common stock and decreased its authorized number of shares of common stock from 200,000,000 shares to 20,000,000 shares.
All references in this Registration Statement on Form
S-1
to number of common shares, price per share and weighted average number of shares outstanding have been adjusted to reflect the Reverse Stock Split on a retroactive basis.
Controlled Equity Sales Agreement
In September 2019, the Company began to sell shares of common stock under a controlled equity sales agreement, or the Sales Agreement, entered into on November 8, 2018 with Cantor Fitzgerald & Co, or Cantor. During the nine months ended September 30, 2024, the Company sold zero shares of its common stock under the Sales Agreement. During the nine months ended September 30, 2023, the Company sold 310,983 shares of its common stock under the Sales Agreement for net proceeds of approximately $8.7 million after deducting placement agent fees. The Company has not sold shares of its common stock under the Sales Agreement since
July 2023. The Company will not be able to sell shares of its common stock under the Sales Agreement until April 16, 2025, due to the loss of its Form
S-3
eligibility for primary and secondary offerings. As of September 30, 2024, the remaining capacity under the Sales Agreement is $37.1 million.
2023 Underwritten Public Offering
On March 7, 2023, the Company completed concurrent but separate underwritten public offerings with Cantor, the underwriter, to issue and sell 554,300 shares of its common stock, including the exercise in full by Cantor of their option to purchase an additional 72,300 shares of common stock, and 286,000 shares of the Company’s Series X Convertible Preferred Stock. Cantor agreed to purchase the shares of common stock at a price of $25.34 per share and the shares of Series X Convertible Preferred Stock at a price of $12.67 per share. The total gross proceeds from the offerings, including the full exercise by Cantor of its option to purchase additional shares of common stock, were approximately $19.5 million, before deducting underwriting discounts and commissions and offering expenses. The Company received total net proceeds of approximately $17.3 million, after deducting underwriting discounts, commissions, and other expenses payable by the Company.
2024 Series A Private Placement
On April 23, 2024, the Company entered into a securities purchase agreement, or the Series A Securities Purchase Agreement, with certain institutional and other accredited investors, or the Series A Purchasers, pursuant to which the Company issued and sold, in a private placement, or the Series A Private Placement, 240,000 shares of Series A Convertible Voting Preferred Stock, par value $0.0001 per share, or the Series A Convertible Preferred Stock, at a purchase price of $1,000 per share. The closing of the Series A Private Placement took place on April 24, 2024, and the Company received total gross proceeds of $240.0 million. The Company received total net proceeds of approximately $239.1 million, after deducting issuance costs payable by the Company.
Preferred Stock
Under the Company’s Amended and Restated Certificate of Incorporation, as amended, the Company’s board of directors has the authority, without further action by the stockholders, to issue up to 10,000,000 shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the rights, preferences and privileges of the shares of each wholly unissued series and any qualifications, limitations or restrictions thereon and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding. The Company had 10,000,000 shares of preferred stock authorized at September 30, 2024.
Series A Convertible Preferred Stock
In April 2024, the Company designated 240,000 shares of preferred stock as Series A Convertible Preferred Stock with a par value of $0.0001 per share.
On July 18, 2024, the Company’s stockholders approved, for purposes of Nasdaq Listing Rule 5635(b), the issuance of up to 16,800,000 shares of common stock upon conversion of 240,000 shares of Series A Convertible Preferred Stock issued in the Private Placement completed in April 2024.

On July 19, 2024, the Company issued 2,469,250 shares of common stock upon automatic conversion of 35,275 shares of Series A Convertible Preferred Stock, subject to the terms and limitations contained in the Certificate of Designation of Preferences, Rights and Limitations of the Series A Convertible Voting Preferred Stock, including that shares of Series A Convertible Preferred Stock shall not be convertible if the conversion would result in a holder beneficially owning more than 9.99% of the Company’s outstanding shares of common stock as of the applicable conversion date. After conversion, the converted shares of Series A Convertible Preferred Stock resumed the status of authorized but unissued shares of preferred stock and are no longer designated as Series A Convertible Preferred Stock. As of September 30, 2024, shares of preferred stock designated as Series A Convertible Preferred Stock totaled 204,725.
The specific terms of the Series A Convertible Preferred Stock are as follows:
Conversion:
Each share of Series A Convertible Preferred Stock is convertible at the option of the holder into 70 shares of common stock. Holders are not permitted to convert Series A Convertible Preferred Stock into common stock if, after conversion, the holder, its affiliates, and any other person whose beneficial ownership of common stock would be aggregated with the holder’s for purposes of Section 13(d) or Section 16 of the Securities Exchange Act of 1934, as amended, or the Exchange Act, would beneficially own more than 9.99% of the number of shares of common stock outstanding immediately after the conversion, or the Beneficial Ownership Limitation.
Dividends:
Holders of Series A Convertible Preferred Stock are not entitled to receive any dividends except to the extent that dividends are paid on the Company’s common stock. If dividends are paid on shares of common stock, holders of Series A Convertible Preferred Stock are entitled to participate in such dividends on an as-if-converted
basis.
Liquidation:
Upon the liquidation, dissolution, or winding up of the Company, each holder of Series A Convertible Preferred Stock will participate pari passu with any distribution of proceeds to holders of Series X Convertible Preferred Stock and common stock.
Voting:
Holders of the Series A Convertible Preferred Stock are entitled to vote together with the holders of common stock on an as-if-converted
basis on all matters submitted to a vote of stockholders.
The Company evaluated the Series A Convertible Preferred Stock for liability or equity classification under ASC 480,
Distinguishing Liabilities from Equity
, and determined that equity treatment is appropriate as it does not meet the criteria for liability accounting. Additionally, the Series A Convertible Preferred Stock is not redeemable for cash or other assets (i) on a fixed or determinable date, (ii) at the option of the holder, and (iii) upon the occurrence of an event that is not solely within control of the Company. As such, the Series A Convertible Preferred Stock is recorded as permanent equity.
Series X Convertible Preferred Stock
In May 2018, the Company designated 5,000,000 shares of preferred stock as Series X Convertible Preferred Stock with a par value of $0.0001 per share.
On August 12, 2020, at the request of certain holders, 52,241 shares of the Company’s Series X Convertible Preferred Stock were converted to an aggregate of 26,120 shares of the Company’s common stock. After conversion, the converted shares of Series X Convertible Preferred Stock resumed the status of authorized but unissued shares of preferred stock and are no longer designated as Series X Convertible Preferred Stock. As of September 30, 2024 and December 31, 2023, shares of preferred stock designated as Series X Convertible Preferred Stock totaled 4,947,759.

The specific terms of the Series X Convertible Preferred Stock are as follows:
Conversion:
Each share of Series X Convertible Preferred Stock is convertible at the option of the holder into 0.5 shares of common stock. Holders are not permitted to convert Series X Convertible Preferred Stock into common stock if, after conversion, the holder, its affiliates, and any other person whose beneficial ownership of common stock would be aggregated with the holder’s for purposes of Section 13(d) or Section 16 of the Exchange Act, would beneficially own more than 9.99% of the number of shares of common stock outstanding immediately after the conversion.
Dividends:
Holders of Series X Convertible Preferred Stock are not entitled to receive any dividends except to the extent that dividends are paid on the Company’s common stock. If dividends are paid on shares of common stock, holders of Series X Convertible Preferred Stock are entitled to participate in such dividends on an as-converted
basis.
Liquidation:
Upon the liquidation, dissolution, or winding up of the Company, each holder of Series X Convertible Preferred Stock will participate pari passu with any distribution of proceeds to holders of common stock.
Voting:
Shares of Series X Convertible Preferred Stock will generally have no voting rights, except as required by law and except that the consent of the holders of a majority of the outstanding Series X Convertible Preferred Stock will be required to amend the terms of the Series X Convertible Preferred Stock, if such action would adversely alter or change the preferences, rights, privileges or powers of, or restrictions provided for the benefit of the Series X Convertible Preferred Stock, or to increase or decrease (other than by conversion) the number of authorized shares of Series X Convertible Preferred Stock.
The Company evaluated the Series X Convertible Preferred Stock for liability or equity classification under ASC 480,
 Distinguishing Liabilities from Equity
, and determined that equity treatment was appropriate because the Series X Convertible Preferred Stock did not meet the definition of liability instruments defined thereunder as convertible instruments. Additionally, the Series X Convertible Preferred Stock is not redeemable for cash or other assets (i) on a fixed or determinable date, (ii) at the option of the holder, and (iii) upon the occurrence of an event that is not solely within control of the Company. As such, the Series X Convertible Preferred Stock is recorded as permanent equity.
Common Stock
On July 18, 2024, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended, to increase the authorized number of shares of common stock from 20,000,000 shares to 50,000,000 shares, which amendment was filed by the Company with the Secretary of State of the State of Delaware on July 18, 2024 and was effective as of such date.
The Company had 50,000,000 shares of common stock authorized as of September 30, 2024. Holders of outstanding shares of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of common stock. Subject to the rights of the holders of any class of the Company’s capital stock having any preference or priority over common stock, the holders of common stock are entitled to receive dividends that are declared by the Company’s board of directors out of legally available funds. In the event of a liquidation, dissolution or winding-up,
the holders of common stock are entitled to share ratably in the net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. The common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights.

Common Stock Warrants
As of September 30, 2024 and December 31, 2023, warrants to purchase 866 shares of the Company’s common stock were outstanding with a weighted average exercise price of $230.95 per share.
The warrants had no intrinsic value at September 30, 2024 and December 31, 2023. The intrinsic value of a common stock warrant is the difference between the market price of the common stock at the measurement date and the exercise price of the warrant.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance is as follows (in common stock equivalent shares):

	September 30, 2024	December 31, 2023
Common stock warrants	866	866
Series A Convertible Preferred Stock	14,330,750	—
Series X Convertible Preferred Stock	1,052,236	1,052,236
Common stock options, RSUs and PRSUs issued and outstanding	2,454,822	638,037
Authorized for future stock awards	1,052,406	170,783
Awards available under the ESPP	67,089	49,623

Total	18,958,169	1,911,545

6. STOCKHOLDERS’ EQUITY
Reverse Stock Split
On April 23, 2024, the Company effected the Reverse Stock Split of its shares of common stock and decreased its authorized number of shares of common stock from 200,000,000 shares to 20,000,000 shares.
All references in this Registration Statement on Form
S-1
to number of common shares, price per share and weighted average number of shares outstanding have been adjusted to reflect the Reverse Stock Split on a retroactive basis.
Controlled Equity Sales Agreement
In September 2019, the Company began to sell shares of common stock under a controlled equity sales agreement, or the Sales Agreement, entered into on November 8, 2018 with Cantor Fitzgerald & Co, or Cantor. During the years ended December 31, 2023 and 2022, the Company sold 310,983 and 170,723 shares of common stock for net proceeds of approximately $8.7 million and $2.4 million, respectively, after deducting placement agent fees. As of December 31, 2023, the remaining capacity under the Sales Agreement is $37.1 million.

2023 Underwritten Public Offering
On March 7, 2023, the Company completed concurrent but separate underwritten public offerings with Cantor, the underwriter, to issue and sell 554,300 shares of its common stock, including the exercise in full by Cantor of their option to purchase an additional 72,300 shares of common stock, and 286,000 shares of the Company’s Series X Convertible Preferred Stock. Cantor agreed to purchase the shares of common stock at a price of $25.34 per share and the shares of Series X Convertible Preferred Stock at a price of $12.67 per share. The total gross proceeds from the offerings, including the full exercise by Cantor of its option to purchase additional shares of common stock, were approximately $19.5 million, before deducting underwriting discounts and commissions and offering expenses. The Company received total net proceeds of approximately $17.3 million, after deducting underwriting discounts, commissions, and other expenses payable by the Company.
Preferred Stock
Under the amended and restated certificate of incorporation, the Company’s board of directors has the authority, without further action by the stockholders, to issue up to 10,000,000 shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the rights, preferences and privileges of the shares of each wholly unissued series and any qualifications, limitations or restrictions thereon and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding. The Company had 10,000,000 shares of preferred stock authorized at December 31, 2023.
In May 2018, the Company designated 5,000,000 shares of preferred stock as Series X Convertible Preferred Stock with a par value of $0.0001 per share.
On August 12, 2020, at the request of certain holders, 52,241 shares of the Company’s Series X Convertible Preferred Stock were converted to an aggregate of 26,120 shares of the Company’s common stock. As of December 31, 2023 and 2022 shares of preferred stock designated as Series X Convertible Preferred Stock totaled 4,947,759.
The specific terms of the Series X Convertible Preferred Stock are as follows:
Conversion:
Each share of Series X Convertible Preferred Stock is convertible at the option of the holder into 0.5 shares of common stock. Holders are not permitted to convert Series X Convertible Preferred Stock into common stock if, after conversion, the holder, its affiliates, and any other person whose beneficial ownership of common stock would be aggregated with the holder’s for purposes of Section 13(d) or Section 16 of the Exchange Act, would beneficially own more than 9.99% of the number of shares of common stock outstanding immediately after the conversion.
Dividends:
Holders of Series X Convertible Preferred Stock are not entitled to receive any dividends except to the extent that dividends are paid on the Company’s common stock. If dividends are paid on shares of common stock, holders of Series X Convertible Preferred Stock are entitled to participate in such dividends on an as-converted
basis.
Liquidation:
Upon the liquidation, dissolution, or winding up of the Company, each holder of Series X Convertible Preferred Stock will participate pari passu with any distribution of proceeds to holders of common stock.
Voting:
Shares of Series X Convertible Preferred Stock will generally have no voting rights, except as required by law and except that the consent of the holders of a majority of the outstanding Series X Convertible Preferred Stock will be required to amend the terms of the Series X Convertible Preferred Stock, if such action would adversely alter or change the preferences, rights, privileges or powers of, or restrictions provided for the benefit of the Series X Convertible Preferred Stock, or to increase or decrease (other than by conversion) the number of authorized shares of Series X Convertible Preferred Stock.
The Company evaluated the Series X Convertible Preferred Stock for liability or equity classification under ASC 480,
Distinguishing Liabilities from Equity
, and determined that equity treatment was appropriate because the Series X Convertible Preferred Stock did not meet the definition of liability instruments defined thereunder as convertible instruments. Additionally, the Series X Convertible Preferred Stock is not redeemable for cash or other assets (i) on a fixed or determinable date, (ii) at the option of the holder, and (iii) upon the occurrence of an event that is not solely within control of the Company. As such, the Series X Convertible Preferred Stock is recorded as permanent equity.
Common Stock
The Company had 20,000,000 shares of common stock authorized as of December 31, 2023. Holders of outstanding shares of common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of common stock. Subject to the rights of the holders of any class of the Company’s capital stock having any preference or priority over common stock, the holders of common stock are entitled to receive dividends that are declared by the Company’s board of directors out of legally available funds. In the event of a liquidation, dissolution or winding-up,
the holders of common stock are entitled to share ratably in the net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. The common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights.
Common Stock Warrants
As of December 31, 2023, warrants to purchase 866 shares of the Company’s common stock were outstanding with a weighted average exercise price of $230.95 per share. During the year ended December 31, 2023, 624,993 common stock warrants expired unexercised.
As of December 31, 2022, warrants to purchase 625,859 shares of the Company’s common stock were outstanding with a weighted average exercise price of $136.33 per share.
The warrants had no intrinsic value at December 31, 2023 and 2022. The intrinsic value of a common stock warrant is the difference between the market price of the common stock at the measurement date and the exercise price of the warrant.
Common Stock Reserved for Future Issuance
Common stock reserved for future issuance is as follows (in common stock equivalent shares):

	December 31,
	2023	2022
Common stock warrants	866	625,859
Series X Convertible Preferred Stock	1,052,236	909,236
Common stock options, RSUs and PRSUs issued and outstanding	638,037	465,965
Authorized for future stock awards	170,783	223,713
Awards available under the ESPP	49,623	40,572

Total	1,911,545	2,265,345